Risk Management and Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Risk Management and Derivative Instruments

Note 5. Risk Management and Derivative Instruments

Derivative instruments are utilized to manage exposure to commodity price and interest rate fluctuations and achieve a more predictable cash flow in connection with natural gas and oil sales from production and borrowing related activities. These instruments limit exposure to declines in prices or increases in interest rates, but also limit the benefits that would be realized if prices increase or interest rates decrease.

Certain inherent business risks are associated with commodity and interest derivative contracts, including market risk and credit risk. Market risk is the risk that the price of natural gas or oil will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the counterparty to a contract. It is our policy to enter into derivative contracts, including interest rate swaps, only with creditworthy counterparties, which generally are financial institutions, deemed by management as competent and competitive market makers. Some of the lenders, or certain of their affiliates, under our credit agreements are counterparties to our derivative contracts. While collateral is generally not required to be posted by counterparties, credit risk associated with derivative instruments is minimized by limiting exposure to any single counterparty and entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. Additionally, master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments. We have also entered into the International Swaps and Derivatives Association Master Agreements (“ISDA Agreements”) with each of our counterparties. The terms of the ISDA Agreements provide us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative asset receivables from the defaulting party.

At March 31, 2015, MEMP had net derivative assets of $601.0 million. After taking into effect netting arrangements, MEMP had counterparty exposure of $328.4 million related to its derivative instruments of which $113.4 million was with a single counterparty. Had all counterparties failed completely to perform according to the terms of their existing contracts, MEMP would have the right to offset $272.6 million against amounts outstanding under its revolving credit facility at March 31, 2015. At March 31, 2015, MRD had net derivative assets of $330.5 million. After taking into effect netting arrangements, MRD had counterparty exposure of $248.7 million related to derivative instruments of which $66.6 million was with a single counterparty. Had all counterparties failed completely to perform according to the terms of their existing contracts, MRD would have the right to offset $81.8 million against amounts outstanding under its revolving credit facility at March 31, 2015. See Note 8 for additional information regarding our revolving credit facilities.

Commodity Derivatives

We may use a combination of commodity derivatives (e.g., floating-for-fixed swaps, put options, costless collars and basis swaps) to manage exposure to commodity price volatility. We recognize all derivative instruments at fair value; however, certain of our derivative instruments have a deferred premium. The deferred premium is factored into the fair value measurement and the Company agrees to defer the premium paid or received until the time of settlement. Cash settlements received on settled derivative positions during the three months ended March 31, 2015 is net of deferred premiums of $1.8 million.

In February 2015, MEMP restructured a portion of its commodity derivative portfolio by effectively terminating “in-the-money” crude oil derivatives settling in 2015 through 2017 and entering into NGL derivatives with the same tenor. Cash settlement receipts of approximately $27.1 million from the termination of the crude oil derivatives were applied as premiums for the new NGL derivatives.

We enter into natural gas derivative contracts that are indexed to NYMEX-Henry Hub and regional indices such as NGPL TXOK, TETCO STX, TGT Z1, and Houston Ship Channel in proximity to our areas of production. We also enter into oil derivative contracts indexed to a variety of locations such as NYMEX-WTI, Inter-Continental Exchange (“ICE”) Brent, California Midway-Sunset and other regional locations. Our NGL derivative contracts are primarily indexed to OPIS Mont Belvieu.

At March 31, 2015, the MRD Segment had the following open commodity positions:

	Remaining
	2015	2016	2017	2018
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	3,600,000	2,570,000	1,770,000	4,600,000
Weighted-average fixed price	$4.15	$4.09	$4.24	$4.06

Collar contracts:
Average Monthly Volume (MMBtu)	130,000	1,100,000	1,050,000	—
Weighted-average floor price	$4.00	$4.00	$4.00	$—
Weighted-average ceiling price	$4.64	$4.71	$5.06	$—

Purchased put option contracts:
Average Monthly Volume (MMBtu)	3,366,667	4,100,000	3,450,000	2,850,000
Weighted-average fixed price	$3.75	$3.75	$3.75	$3.75
Weighted-average deferred premium paid	$(0.33)	$(0.36)	$(0.35)	$(0.35)

Written call option contracts (1):
Average Monthly Volume (MMBtu)	2,625,000	—	—	—
Weighted-average sold strike price	$3.75	$—	$—	$—
Weighted-average deferred premium received	$0.08	$—	$—	$—

TGT Z1 basis swaps:
Average Monthly Volume (MMBtu)	3,480,000	1,120,000	200,000	—
Spread - Henry Hub	$(0.10)	$(0.10)	$(0.08)	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	45,000	8,500	28,000	31,625
Weighted-average fixed price	$91.67	$84.80	$84.70	$84.50

Collar contracts:
Average Monthly Volume (Bbls)	2,000	27,000	—	—
Weighted-average floor price	$85.00	$80.00	$—	$—
Weighted-average ceiling price	$101.35	$99.70	$—	$—

Purchased put option contracts:
Average Monthly Volume (Bbls)	30,333	—	—	—
Weighted-average fixed price	$85.00	$—	$—	$—
Weighted-average deferred premium paid	$(3.80)	$—	$—	$—

Written call option contracts (1):
Average Monthly Volume (Bbls)	22,750	—	—	—
Weighted-average sold strike price	$85.00	$—	$—	$—
Weighted-average deferred premium received	$0.48	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	155,000	185,658	—	—
Weighted-average fixed price	$41.58	$34.06	$—	$—

(1)	These transactions were entered into for the purpose of creating a ceiling on our put options, which effectively converted the applicable puts into swaps.

At March 31, 2015, the MEMP Segment had the following open commodity positions:

	Remaining
	2015	2016	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	3,061,181	3,292,442	3,050,067	2,760,000	2,514,583
Weighted-average fixed price	$4.16	$4.22	$4.14	$4.28	$4.43

Collar contracts:
Average Monthly Volume (MMBtu)	350,000	—	—	—	—
Weighted-average floor price	$4.62	$—	$—	$—	$—
Weighted-average ceiling price	$5.80	$—	$—	$—	$—

Call spreads (1):
Average Monthly Volume (MMBtu)	80,000	—	—	—	—
Weighted-average sold strike price	$5.25	$—	$—	$—	$—
Weighted-average bought strike price	$6.75	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	3,390,000	3,108,333	415,000	115,000	—
Spread	$(0.12)	$(0.05)	$—	$0.15	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	273,864	279,813	301,600	312,000	160,000
Weighted-average fixed price	$91.34	$86.87	$84.70	$83.74	$85.52

Collar contracts:
Average Monthly Volume (Bbls)	5,000	—	—	—	—
Weighted-average floor price	$80.00	$—	$—	$—	$—
Weighted-average ceiling price	$94.00	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (Bbls)	97,333	95,000	—	—	—
Spread	$(7.07)	$(9.56)	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	211,867	158,600	43,300	—	—
Weighted-average fixed price	$42.30	$40.36	$37.55	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

The MEMP Segment basis swaps included in the table above is presented on a disaggregated basis below:

	Remaining
	2015	2016	2017	2018
Natural Gas Derivative Contracts:
NGPL TexOk basis swaps:
Average Monthly Volume (MMBtu)	2,730,000	2,703,333	300,000	—
Spread - Henry Hub	$(0.12)	$(0.07)	$(0.05)	$—

HSC basis swaps:
Average Monthly Volume (MMBtu)	150,000	135,000	115,000	115,000
Spread - Henry Hub	$(0.08)	$0.07	$0.14	$0.15

CIG basis swaps:
Average Monthly Volume (MMBtu)	210,000	—	—	—
Spread - Henry Hub	$(0.25)	$—	$—	$—

TETCO STX basis swaps:
Average Monthly Volume (MMBtu)	300,000	270,000	—	—
Spread - Henry Hub	$(0.09)	$0.06	$—	$—

Crude Oil Derivative Contracts:
Midway-Sunset basis swaps:
Average Monthly Volume (Bbls)	57,333	55,000	—	—
Spread - Brent	$(9.73)	$(13.35)	$—	$—

Midland basis swaps:
Average Monthly Volume (Bbls)	40,000	40,000	—	—
Spread - WTI	$(3.25)	$(4.34)	$—	$—

Interest Rate Swaps

Periodically, we enter into interest rate swaps to mitigate exposure to market rate fluctuations by converting variable interest rates such as those in our credit agreements to fixed interest rates. From time to time we enter into offsetting positions to avoid being economically over-hedged. At March 31, 2015, we had the following interest rate swap open positions:

	Remaining
Credit Facility	2015	2016	2017	2018
MEMP:
Average Monthly Notional (in thousands)	$386,111	$400,000	$400,000	$100,000
Weighted-average fixed rate	1.247%	0.943%	1.612%	1.946%
Floating rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR

Balance Sheet Presentation

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at March 31, 2015 and December 31, 2014. There was no cash collateral received or pledged associated with our derivative instruments since most of the counterparties, or certain of their affiliates, to our derivative contracts are lenders under our collective credit agreements.

		Asset Derivatives		Liability Derivatives
		March 31,	December 31,	March 31,	December 31,
Type	Balance Sheet Location	2015	2014	2015	2014
		(In thousands)
Commodity contracts	Short-term derivative instruments	$398,708	$378,908	$41,954	$38,852
Interest rate swaps	Short-term derivative instruments	—	—	2,994	3,289
Gross fair value		398,708	378,908	44,948	42,141
Netting arrangements	Short-term derivative instruments	(41,648)	(38,852)	(41,648)	(38,852)
Net recorded fair value	Short-term derivative instruments	$357,060	$340,056	$3,300	$3,289

Commodity contracts	Long-term derivative instruments	$623,998	$466,851	$45,855	$32,787
Interest rate swaps	Long-term derivative instruments	10	1,305	555	—
Gross fair value		624,008	468,156	46,410	32,787
Netting arrangements	Long-term derivative instruments	(45,855)	(32,787)	(45,855)	(32,787)
Net recorded fair value	Long-term derivative instruments	$578,153	$435,369	$555	$—

(Gains) Losses on Derivatives

All gains and losses, including changes in the derivative instruments’ fair values, have been recorded in the accompanying statements of operations since derivative instruments are not designated as hedging instruments for accounting and financial reporting purposes. The following table details the gains and losses related to derivative instruments for the three months ended March 31, 2015 and 2014 (in thousands):

		For the Three Months Ended
	Statements of	March 31,
	Operations Location	2015	2014
Commodity derivative contracts	(Gain) loss on commodity derivatives	$(253,649)	$59,482
Interest rate derivatives	Interest expense, net	2,441	511

Note 5. Risk Management and Derivative Instruments

Derivative instruments are utilized to manage exposure to commodity price and interest rate fluctuations and achieve a more predictable cash flow in connection with natural gas and oil sales from production and borrowing related activities. These transactions limit exposure to declines in prices or increases in interest rates, but also limit the benefits that would be realized if prices increase or interest rates decrease.

Certain inherent business risks are associated with commodity and interest derivative contracts, including market risk and credit risk. Market risk is the risk that the price of natural gas or oil will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the counterparty to a contract. It is our policy to enter into derivative contracts, including interest rate swaps, only with creditworthy counterparties, which generally are financial institutions, deemed by management as competent and competitive market makers. Some of the lenders, or certain of their affiliates, under our credit agreements are counterparties to our derivative contracts. While collateral is generally not required to be posted by counterparties, credit risk associated with derivative instruments is minimized by limiting exposure to any single counterparty and entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. Additionally, master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments. We have also entered into the International Swaps and Derivatives Association Master Agreements (“ISDA Agreements”) with each of our counterparties. The terms of the ISDA Agreements provide us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative asset receivables from the defaulting party. At December 31, 2014, MEMP had net derivative assets of $517.1 million. After taking into effect netting arrangements, MEMP had counterparty exposure of $309.8 million related to its derivative instruments of which $109.7 million was with a single counterparty. Had certain counterparties failed completely to perform according to the terms of their existing contracts, MEMP would have the right to offset $207.3 million against amounts outstanding under its revolving credit facility at December 31, 2014. At December 31, 2014, MRD had derivative assets of $255.0 million. After taking into effect netting arrangements, MRD had counterparty exposure of $155.8 million related to derivative instruments. Had certain counterparties failed completely to perform according to the terms of their existing contracts, MRD would have the right to offset $99.2 million against amounts outstanding under its revolving credit facility at December 31, 2014. See Note 8 for additional information regarding our revolving credit facilities.

Commodity Derivatives

We may use a combination of commodity derivatives (e.g., floating-for-fixed swaps, put options, costless collars, call spreads and basis swaps) to manage exposure to commodity price volatility. We recognize all derivative instruments at fair value; however, certain of our put option derivative instruments have a deferred premium, which reduces the asset. For the deferred premium puts, the Company agrees to pay a premium to the counterparty at the time of settlement. At settlement, if the applicable index price is below the strike price of the put, the Company receives the difference between the strike price and the applicable index price multiplied by the contract volumes less the premium. If the applicable index price settles at or above the strike price of the put, the Company pays only the premium at settlement. During the year ended December 31, 2014, MRD restructured a portion of its commodity derivative portfolio by terminating “in the money” natural gas collars settling in 2015 and entering into natural gas swaps. The cash settlement receipts of $6.1 million from the termination of the collars were utilized to enhance the fixed price portion of the natural gas swaps.

We enter into natural gas derivative contracts that are indexed to NYMEX-Henry Hub and regional indices such as NGPL TXOK, TETCO STX, TGT Z1, and Houston Ship Channel in proximity to our areas of production. We also enter into oil derivative contracts indexed to a variety of locations such as NYMEX-WTI, Inter-Continental Exchange (“ICE”) Brent, California Midway-Sunset and other regional locations. Our NGL derivative contracts are primarily indexed to OPIS Mont Belvieu.

At December 31, 2014, the MRD Segment had the following open commodity positions:

	2015	2016	2017	2018
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	3,700,000	2,570,000	1,770,000	2,900,000
Weighted-average fixed price	$4.15	$4.09	$4.24	$4.27

Collar contracts:
Average Monthly Volume (MMBtu)	130,000	1,100,000	1,050,000	—
Weighted-average floor price	$4.00	$4.00	$4.00	$—
Weighted-average ceiling price	$4.64	$4.71	$5.06	$—

Natural gas put option contracts:
Average Monthly Volume (MMBtu)	3,000,000	4,100,000	3,450,000	2,850,000
Weighted-average fixed price	$3.75	$3.75	$3.75	$3.75
Weighted-average deferred premium	$(0.33)	$(0.36)	$(0.35)	$(0.35)

TGT Z1 basis swaps:
Average Monthly Volume (MMBtu)	1,730,000	220,000	200,000	—
Spread - Henry Hub	$(0.09)	$(0.08)	$(0.08)	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	46,500	8,500	28,000	31,625
Weighted-average fixed price	$91.67	$84.80	$84.70	$84.50

Collar contracts:
Average Monthly Volume (Bbls)	2,000	27,000	—	—
Weighted-average floor price	$85.00	$80.00	$—	$—
Weighted-average ceiling price	$101.35	$99.70	$—	$—

Put option contracts:
Average Monthly Volume (Bbls)	26,000	—	—	—
Weighted-average fixed price	$85.00	$—	$—	$—
Weighted-average deferred premium	$(3.80)	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	151,000	185,658	—	—
Weighted-average fixed price	$41.61	$34.06	$—	$—

At December 31, 2014, the MEMP Segment had the following open commodity positions:

	2015	2016	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	2,605,278	2,692,442	2,450,067	2,160,000	1,914,583
Weighted-average fixed price	$4.28	$4.40	$4.31	$4.51	$4.75

Collar contracts:
Average Monthly Volume (MMBtu)	350,000	—	—	—	—
Weighted-average floor price	$4.62	$—	$—	$—	$—
Weighted-average ceiling price	$5.80	$—	$—	$—	$—

Call spreads (1):
Average Monthly Volume (MMBtu)	80,000	—	—	—	—
Weighted-average sold strike price	$5.25	$—	$—	$—	$—
Weighted-average bought strike price	$6.75	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (MMBtu)	2,940,000	2,508,333	415,000	115,000	—
Spread	$(0.12)	$(0.04)	$0.00	$0.15	$—

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	314,281	332,813	326,600	312,000	160,000
Weighted-average fixed price	$90.96	$85.83	$84.38	$83.74	$85.52

Collar contracts:
Average Monthly Volume (Bbls)	5,000	—	—	—	—
Weighted-average floor price	$80.00	$—	$—	$—	$—
Weighted-average ceiling price	$94.00	$—	$—	$—	$—

Basis swaps:
Average Monthly Volume (Bbls)	97,500	95,000	—	—	—
Spread	$(7.07)	$(9.56)	$—	$—	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	149,200	84,600	—	—	—
Weighted-average fixed price	$43.02	$41.49	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

The MEMP Segment basis swaps included in the table above is presented on a disaggregated basis below:

	2015	2016	2017	2018
Natural Gas Derivative Contracts:
NGPL TexOk basis swaps:
Average Monthly Volume (MMBtu)	2,280,000	2,103,333	300,000	—
Spread - Henry Hub	$(0.11)	$(0.06)	$(0.05)	$—

HSC basis swaps:
Average Monthly Volume (MMBtu)	150,000	135,000	115,000	115,000
Spread - Henry Hub	$(0.08)	$0.07	$0.14	$0.15

CIG basis swaps:
Average Monthly Volume (MMBtu)	210,000	—	—	—
Spread - Henry Hub	$(0.25)	$—	$—	$—

TETCO STX basis swaps:
Average Monthly Volume (MMBtu)	300,000	270,000	—	—
Spread - Henry Hub	$(0.09)	$0.06	$—	$—

Crude Oil Derivative Contracts:
Midway-Sunset basis swaps:
Average Monthly Volume (Bbls)	57,500	55,000	—	—
Spread - Brent	$(9.73)	$(13.35)	$—	$—

Midland basis swaps:
Average Monthly Volume (Bbls)	40,000	40,000	—	—
Spread - WTI	$(3.25)	$(4.34)	$—	$—

Interest Rate Swaps

Periodically, interest rate swaps are entered into to mitigate exposure to market rate fluctuations by converting variable interest rates such as those in our credit agreements to fixed interest rates. From time to time we enter into offsetting positions to avoid being economically over-hedged. At December 31, 2014, we had the following interest rate swap open positions:

Credit Facility	2015	2016	2017
MEMP:
Average Monthly Notional (in thousands)	$314,167	$250,000	$250,000
Weighted-average fixed rate	1.349%	1.029%	1.620%
Floating rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR

On July 1, 2014, we elected to terminate the interest rate swaps associated with the MRD credit facility and in the aggregate paid our counterparties approximately $0.7 million. WildHorse Resources novated the interest rate swaps to MRD in connection with the closing of our initial public offering.

Balance Sheet Presentation

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at December 31, 2014 and 2013. There was no cash collateral received or pledged associated with our derivative instruments since most of the counterparties, or certain affiliates, to our derivative contracts are lenders under our collective credit agreements.

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2014	2013	2014	2013
		(In thousands)
Commodity contracts	Short-term derivative instruments	$378,908	$21,759	$38,852	$19,739
Interest rate swaps	Short-term derivative instruments	—	845	3,289	3,287
Gross fair value		378,908	22,604	42,141	23,026
Netting arrangements	Short-term derivative instruments	(38,852)	(13,315)	(38,852)	(13,315)
Net recorded fair value	Short-term derivative instruments	$340,056	$9,289	$3,289	$9,711

Commodity contracts	Long-term derivative instruments	$466,851	$83,295	$32,787	$38,495
Interest rate swaps	Long-term derivative instruments	1,305	39	—	2,303
Gross fair value		468,156	83,334	32,787	40,798
Netting arrangements	Long-term derivative instruments	(32,787)	(34,718)	(32,787)	(34,718)
Net recorded fair value	Long-term derivative instruments	$435,369	$48,616	$—	$6,080

(Gains) & Losses on Derivatives

All gains and losses, including changes in the derivative instruments’ fair values, have been recorded in the accompanying statements of operations since derivative instruments are not designated as hedging instruments for accounting and financial reporting purposes. The following table details the gains and losses related to derivative instruments for the years ending December 31, 2014, 2013, and 2012:

	Statements of	For the Years Ended December 31,
	Operations Location	2014	2013	2012
		(In thousands)
Commodity derivative contracts	(Gain) loss on commodity derivatives	$(749,988)	$(29,294)	$(34,905)
Interest rate derivatives	Interest expense, net	145	(239)	5,582